SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 51.60
Exercise price		$ 67.00
Expected stock price volatility		124.00%
Expected term (years)		5 years 9 months 18 days
Expected dividend rate	0.00%	0.00%
Expected stock price volatility, minimum	76.61%
Expected stock price volatility, maximum	95.87%
Risk-free interest rate, minimum	1.52%
Risk-free interest rate, maximum	3.14%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 8.60
Exercise price	$ 8.5
Expected term (years)	5 years 2 months 8 days
Risk-free interest rate			0.27%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 34.00
Exercise price	$ 125.60
Expected term (years)	10 years
Risk-free interest rate			1.52%